Description of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Description of Organization and Business Operations
1.	DESCRIPTION OF BUSINESS
Organization and description of business
SeaStar Medical, Inc. (“the Company”, “we”, “SeaStar Medical”) was incorporated as a Delaware corporation in June 2007, and it is headquartered in Denver, Colorado. The Company is principally engaged in the research, development, and commercialization of a platform medical device technology designed to modulate inflammation in various patient populations. The primary target of this technology is for the treatment of acute kidney injuries.
The Company is in the
pre-revenue
stage focused on product development and to date, has funded its operations principally through private placements of its convertible preferred stock. Going forward, the Company will need to seek additional debt and equity financings.
On April 21, 2022, LMF Acquisition Opportunities, Inc., (“LMAO”) entered into an Agreement and Plan of Merger with LMF Merger Sub, Inc., a wholly owned subsidiary of LMAO, and the Company (Merger). Upon completion of the Merger, LMF Merger Sub Inc., will merge with and into the Company, with the Company surviving the Merger as a wholly owned subsidiary of LMAO (See also Note 12).
Basis of presentation
The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) for interim reporting. As permitted under those rules and regulations, certain notes or other financial information normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. The interim condensed financial statements have been prepared on the same basis as the annual financial statements and, in the opinion of management, reflect all adjustments, which include only normal, recurring adjustments that are necessary to present fairly the Company’s results for the interim periods presented. The results from operations for the three and nine months ended September 30, 2022 are not necessarily indicative of the results to be expected for the year ending December 31, 2022, or for any future annual or interim period.
The accompanying interim unaudited condensed financial statements should be read in conjunction with the annual financial statements and the related notes thereto for the year ended December 31, 2021.
Liquidity and Going Concern
As of September 30, 2022, the Company has an accumulated deficit of $80,110 and cash of $49. We do not believe that will be sufficient to enable us to fund our operations, including clinical trial expenses and capital expenditure requirements for at least 12 months from the issuance of financial statements. We believe that this raises substantial doubt about our ability to continue as a going concern.
Our need for additional capital will depend in part on the scope and costs of our development activities. To date, we have not generated any significant revenue from the sales of commercialized products. Our ability to generate product revenue will depend on the successful development and eventual commercialization of our product. Until such time, if ever, we expect to finance our operations through the sale of equity or debt, borrowing under credit facilities, or through potential collaborations, other strategic transactions or government and other grants. Adequate capital may not be available to the Company after the Merger, when needed or on acceptable terms (See also Note 12).

If we are unable to raise capital, we could be forced to delay, reduce, suspend or cease our research and development programs or any future commercialization efforts, which would have a negative impact on our business, prospects, operating results and financial condition. The accompanying interim financial statements have been prepared assuming that the Company will continue as a going concern and do not include adjustments that might result from the outcome of this uncertainty. This basis of accounting contemplates the recovery of the Company’s assets and the satisfaction of liabilities in the normal course of business.
Risks and uncertainties
The Company is subject to risks common to early-stage companies in the medical technology industry including, but not limited to, new medical and technological innovations, dependence on key personnel, protection of proprietary technology, and product liability. There can be no assurance that the Company’s products or services will be accepted in the marketplace, nor can there be any assurance that any future products or services can be developed or deployed at an acceptable cost and with appropriate performance characteristics, or that such products or services will be successfully marketed, if at all. These factors could have a materially adverse effect on the Company’s future financial results, financial position and cash flows.
In March 2020, the World Health Organization declared the novel coronavirus disease (“COVID- 19”) outbreak a pandemic. The Company cannot at this time predict the specific extent, duration, or full impact that the
COVID-19
pandemic will have on its financial condition and operations. The future progression of the pandemic and its effects on our business and operations are uncertain. The
COVID-19
pandemic may affect our ability to initiate and complete preclinical studies, delay our clinical trials or future clinical trials, disrupt regulatory activities, or have other adverse effects on our business and operations. The pandemic has already caused significant disruptions in the financial markets, and may continue to cause such disruptions, which could impact our ability to raise additional funds to support our operations.

1.	DESCRIPTION OF BUSINESS
Organization and description of business
SeaStar Medical, Inc. (“the Company”) was incorporated as a Delaware corporation in June 2007, and it is headquartered in Denver, Colorado. The Company is principally engaged in the research, development, and commercialization of a platform medical device technology designed to modulate inflammation in various patient populations. The primary target of this technology is for the treatment of acute kidney injuries.
The Company is in the
pre-revenue
stage focused on product development and to date, has funded its operations principally through private placements of its convertible preferred stock. Going forward, the Company will need to seek additional debt and equity financings.
Liquidity and Going Concern
Management evaluated its future business activities and requirements under ASC Subtopic
205-40,
Presentation of Financial Statements — Going Concern
. As part of the evaluation, management considered current cash on hand and projected sources and uses of cash from operations as well as management’s plans. The Company has an accumulated deficit of $76.3 million and cash of $510,000 as of December 31, 2021. The Company’s ability to fund ongoing operations is highly dependent upon raising additional capital through the issuance of equity securities and issuing debt or other financing vehicles. The Company’s ability to secure capital is dependent upon success in developing its technology. The Company cannot provide assurance that additional capital will be available on acceptable terms, if at all. The issuance of additional equity or debt securities will likely result in substantial dilution to the Company’s stockholders. Should additional capital not be available to the Company in the near term, or not be available on acceptable terms, the Company may be unable to realize value from the Company’s assets or discharge liabilities in the normal course of business, which may, among other alternatives, cause the Company to delay, substantially reduce, or discontinue operational activities to conserve cash balances, which could have a material adverse effect on the Company’s ability to achieve its intended business objectives. These factors raise substantial doubt about the Company’s ability to continue as a going concern for a period beyond one year from issuing these financial statements.
The accompanying financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. The financial statements do not reflect any adjustments relating to the recoverability and reclassification of assets and liabilities that might be necessary if the Company is unable to continue as a going concern.
Risks and uncertainties
The Company is subject to risks common to
early-stage
companies in the medical technology industry including, but not limited to, new medical and technological innovations, dependence on key personnel, protection of proprietary technology, and product liability. There can be no assurance that the Company’s products or services will be accepted in the marketplace nor can there be any assurance that any future products or services can be developed or deployed at an acceptable cost and with appropriate performance characteristics, or that such products or services will be successfully marketed, if at all. These factors could have a materially adverse effect on the Company’s future financial results, financial position and cash flows.
In March 2020, the World Health Organization declared the novel coronavirus disease
(“COVID-19”)
outbreak a pandemic. The Company cannot at this time predict the specific extent, duration, or full impact that the
COVID-19
pandemic will have on its financial condition and operations. The future progression of the pandemic and its effects on our business and operations are uncertain. The
COVID-19 pandemic
may affect our ability to initiate and complete preclinical studies, delay our clinical trials or future clinical trials, disrupt regulatory activities, or have other adverse effects on our business and operations. The pandemic has already caused significant disruptions in the financial markets, and may continue to cause such disruptions, which could impact our ability to raise additional funds to support our operations.

Lmf Acquisition Opportunities Inc [Member]
Description of Organization and Business Operations
NOTE 1. ORGANIZATION AND BUSINESS OPERATIONS
LMF Acquisition Opportunities, Inc. (now known as SeaStar Medical Holding Corporation) (the “Company” or “LMAO”) was incorporated in Delaware for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization, or similar business combination with one or more businesses.
Business Combination
On April 21, 2022, the Company, entered into an Agreement and Plan of Merger (the “Merger Agreement”) with LMF Merger Sub, Inc., a Delaware corporation and direct, wholly owned subsidiary of the Company (“Merger Sub”), and SeaStar Medical, Inc., a Delaware corporation (“Old SeaStar Medical”).
On October 28, 2022 (the “Closing Date”), LMAO consummated the merger transaction contemplated by the Merger Agreement, whereby Merger Sub merged with and into Old SeaStar Medical, with Old SeaStar Medical surviving the merger in accordance with the Delaware General Corporation Law as a wholly owned subsidiary of the Company (the “Merger” and, collectively with the other transactions described in the Merger Agreement and the related ancillary agreements, the “Business Combination”). Upon the closing of the Merger, the registrant changed its name from LMF Acquisition Opportunities, Inc. to SeaStar Medical Holding Corporation.
The aggregate consideration payable to the stockholders of Old SeaStar Medical at the closing of the Business Combination (the “Closing”) was $85,408,328, which consisted of an aggregate equity value of Old SeaStar Medical of $85,000,000, minus deductions for indebtedness of Old SeaStar Medical and Old SeaStar Medical transaction expenses in excess of $800,000, plus the aggregate exercise price of (1) Old SeaStar Medical warrants issued and outstanding immediately prior to the Closing and (2) Old SeaStar Medical options issued and outstanding immediately prior to the Closing, less the value of the shares of Common Stock (as defined below) underlying the assumed equity (the “Closing Merger Consideration”). The Closing Merger Consideration was payable solely in shares of LMAO common stock, par value $0.0001 per share (“Common Stock”), valued at $10.00 per share, resulting in the issuance of 7,837,628 shares of common stock, par value $0.0001 per share, of Common Stock to holders of stock of Old SeaStar Medical immediately prior to the Closing. At the Closing, shares of class B common stock, par value $0.001 per share, of LMAO (“Class B Common Stock”) automatically converted into shares of class A common stock, par value $0.0001 per share, of LMAO (“Class A Common Stock”) on a one-to-one basis, and pursuant to the charter of LMAO after the Business Combination, Class A Common Stock and Class B Common Stock was reclassified as Common Stock.
At the Closing, each of Old SeaStar Medical’s issued and outstanding convertible notes automatically converted into shares of Old SeaStar Medical common stock (the “Note Conversion”). Immediately prior to the effectiveness of the Business Combination, each share of Old SeaStar Medical’s issued and outstanding preferred stock automatically converted into shares of Old SeaStar Medical common stock (the “Preferred Conversion”) and those Old SeaStar Medical warrants that would be exercised or exchanged in connection with the Business Combination pursuant to the terms thereof were exercised for shares of Old SeaStar Medical common stock. At Closing, the (i) Old SeaStar Medical warrants that would not be exercised or exchanged in connection with the Business Combination were assumed by LMAO and converted into warrants to purchase Common Stock, (ii) outstanding options for shares of Old SeaStar Medical common stock under Old SeaStar Medical’s equity plan were assumed by LMAO and converted into options to purchase Common Stock, and (iii) issued and outstanding restricted stock unit awards under Old SeaStar Medical’s current equity plan were assumed by LMAO and converted into LMAO restricted stock units.

In connection with the Business Combination, holders of
8,878,960
shares of Common Stock exercised their right to redeem their shares after giving effect to any redemption reversals requested by stockholders to reverse their election to have their shares redeemed.
Prepaid Forward Agreements
On October 17 and October 2
6
, 2022, LMAO and Old SeaStar Medical entered into certain prepaid forward agreements with two institutional investors, and the material terms of such agreements are described in more detail in the Forms 8-K filed on October 17, 2022, October 27, 2022, and November 4, 2022.
PIPE Financing
In connection with
the
Business Combination, LMAO entered into subscription agreements, each dated August 23, 2022 (collectively, the “Subscription Agreements”) with certain third-party investors (the “PIPE Investors”) pursuant to which LMAO agreed to issue and sell to the PIPE Investors in private placements to close immediately prior to the Closing, an aggregate of 700,000 shares of Common Stock at $10.00 per share, and warrants to purchase up to 700,000 shares of Common Stock (the “PIPE Warrants”) for an aggregate purchase price of $7,000,000 (the “PIPE Investment”). The PIPE Warrants are exercisable starting on the Closing at an exercise price of $11.50 per share of Common Stock, subject to adjustment in certain circumstances, and expire five years after the Closing. At the Closing, the PIPE Investors and LMAO consummated the PIPE Investment pursuant to and in accordance with the terms of the Subscription Agreements.
Common Stock Purchase Agreement and Letter Agreement
On August 23, 2022, LMAO entered into an equity line financing arrangement through a Common Stock Purchase Agreement (the “Common Stock Purchase Agreement”) with Tumim Stone Capital LLC (“Tumim”), pursuant to which, after the Closing Date, subject to the conditions set forth in the Common Stock Purchase Agreement, LMAO has the right to sell to Tumim up to $100,000,000 worth of shares of Common Stock, subject to certain limitations and conditions set forth in the Common Stock Purchase Agreement (the “Common Stock Investment”). The Common Stock Purchase Agreement provides for a commitment fee (the “Commitment Fee”) in the amount of $2.5 million payable to Tumim, and such Commitment Fee shall be paid in shares of the Common Stock based on the weighted average trading price of the Common Stock prior to the filing of a registration statement pursuant to the registration rights agreement (the “Commitment Shares”).
On October 2
8
, 2022, LMAO, Old SeaStar Medical, and Tumim entered into a letter agreement (the “Tumim Letter Agreement”) to amend certain terms of the Common Stock Purchase Agreement following the consummation of the Business Combination. Pursuant to the Tumim Letter Agreement, among other things, the parties agreed to the following amendments with respect to the Commitment Fee and Commitment Shares: (a) LMAO, or the Company from and after the Closing Date, was required to pay to Tumim $1,000,000 of the Commitment Fee in cash on the Closing Date; (b) the Company is required to pay to Tumim $500,000 of the Commitment Fee in cash no later than the earliest of (i) the 30th calendar day immediately following the Effective Date of the Initial Registration Statement (each as defined in the Purchase Agreement), (ii) the 30th calendar day immediately following the Effectiveness Deadline (as defined in the Purchase Agreement) of the Initial Registration Statement, and (iii) not later than the second trading date immediately after the date on which written notice of termination is delivered by the Company or Tumim pursuant to the terms of the Purchase Agreement; and (c) the Company shall pay to Tumim the balance of the Commitment Fee, or $1,000,000, as Commitment Shares as set forth under the terms in the Purchase Agreement.
Amendment to Credit Agreement with LM Funding America, Inc. (“LMFA”) and Amended Promissory Note
On October 28, 2022, Old SeaStar Medical and LMFA entered into the First Amendment to Credit Agreement, dated September 9, 2022 between LMFA and Old SeaStar Medical (the “First Amendment to Credit

Agreement”), pursuant to which the parties amended the Credit Agreement and entered into an Amended and Restated Promissory Note (the “LMFA Note”) to (i) extend the maturity date of the loan under the Credit Agreement to October 30, 2023; (ii) permit the LMFA Note be prepaid without premium or penalty; (iii) require the Company to use 5.0% of the gross cash proceeds received by the Company
from any future debt and equity financing to pay outstanding balance of LMFA Note, provided that such repayment is not required for the first $500,000 of cash proceeds; (iv) reduce the interest rate of the LMFA Note from 15% to 7% per annum; and (iv) reduce the default interest rate from 18% to 15%. The LMFA Note contains customary representations and warranties, affirmative and negative covenants and events of default. In addition, on October 28, 2022, the parties entered into a Security Agreement (the “LMFA Security Agreement”), pursuant to which the Company and Old SeaStar Medical granted LMFA a security interest in substantially all of the assets and property of the Company and Old SeaStar Medical, subject to certain exceptions, as collateral to secure the Company’s obligations under the amended Credit Agreement. In addition, the Company entered into a Guaranty, dated October 28, 2022 (the “LMFA Guaranty”), pursuant to which the Company unconditionally guarantees and promises to pay to LMFA the outstanding principal amount under the LMFA Note.
LMFAO Sponsor LLC (“Sponsor”) Promissory Note
On October 28, 2022, the Company entered into a Consolidated Amended and Restated Promissory Note with Sponsor as the lender, for an aggregate principal amount of $2,785,000 (the “Sponsor Note”) to amend and restate in its entirety (i) the Promissory Note, dated July 29, 2022, for $1,035,000 in aggregate principal amount issued by LMAO to the Sponsor and (ii) the Amended and Restated Promissory Note, dated July 28, 2022, for $1,750,000 in aggregate principal amount, issued by LMAO to the Sponsor (collectively, the “Original Notes”). The Sponsor Note amended and consolidated the Original Notes to: (i) extend maturity dates of the Original Notes to October 30, 2023; (ii) permit outstanding amounts due under the Sponsor Notes to be prepaid without premium or penalty; and (iii) require the Company to use 5.0% of the gross cash proceeds received from any future debt and equity financing to pay outstanding balance of Sponsor Note, provided that such repayment is not required for the first $500,000 of cash proceeds. The Sponsor Note carries an interest rate of 7% per annum and contains customary representations and warranties and affirmative and negative covenants. The Sponsor Note is also subject to customary events of default, the occurrence of which may result in the Sponsor Promissory Note then outstanding becoming immediately due and payable, with interest being increased to 15.0% per annum. In addition, on October 28, 2022, the parties entered into a Security Agreement (the “Sponsor Security Agreement”), pursuant to which the Company and Old SeaStar Medical granted Sponsor a security interest in substantially all of the assets and property of the Company and Old SeaStar Medical, subject to certain exceptions, as collateral to secure the Company’s obligations under the Sponsor Note. In addition, Old SeaStar Medical entered into a Guaranty, dated October 28, 2022 (the “Sponsor Guaranty”), pursuant to which Old SeaStar Medical unconditionally guarantees and promises to pay to Sponsor the outstanding principal amount under the LMFA Note.
Maxim Group LLC (“Maxim”) Promissory Note
Pursuant to an engagement letter between Old SeaStar Medical and Maxim dated October 28, 2022, Old SeaStar Medical or the Company following the consummation of the Business Combination, was required to pay Maxim, as its financial advisor and/or placement agent, an amount equal to $4,182,353 in cash as professional fees. Upon the closing of the Business Combination, the parties agreed that $4,182,353 of such amount would be paid in the form of a promissory note. Accordingly, on October 28, 2022, the Company entered into a Promissory Note with Maxim as the lender, for an aggregate principal amount of $4,182,353 (the “Maxim Note”). The Maxim Note has a maturity date of October 30, 2023 and outstanding amount may be prepaid without premium or penalty. If the Company receives any cash proceeds from a debt or equity financing transaction prior to the maturity date, then the Company is required to prepay the indebtedness equal to 25.0% of the gross amount of the cash proceeds, provided that such repayment obligation shall not apply to the first $500,000 of the cash proceeds received by the Company. Interest on the Maxim Note is due at 7.0% per annum. The Maxim Note contains customary representations and warranties, and affirmative and negative covenants. The Maxim Note is also subject to customary events of default, the occurrence of which may result in the Maxim Promissory Note then outstanding becoming immediately due and payable, with interest being increased to 15.0% per annum.
Intercreditor Agreement
On October 28, 2022, Maxim, LMFA, Sponsor (collectively, the “Creditors”), SeaStar Medical and the Company entered into an Intercreditor Agreement (the “Intercreditor Agreement”) in order to set forth their relative rights under the LMFA Note, Sponsor Note and Maxim Note, including the payments of amounts by the Company upon an event of default under such notes. Pursuant to the Intercreditor Agreement, each Creditor agrees and acknowledges that LMFA and Sponsor have been granted liens on the collateral as set forth in the applicable LMFA Security Agreement and Sponsor Security Agreement. Each Creditor also agrees and acknowledges that Maxim’s indebtedness under the Maxim Promissory Note is unsecured.
Prior to the Business Combination
As of September 30, 2022, the Company had not yet commenced any operations. All activity for the period from October 28, 2020 (inception) through September 30, 2022 relates to the Company’s formation, the initial public offering (“IPO”), which is described below, and the search for and due diligence on a potential target for a business combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating
income in the form of interest income on cash and cash equivalents from the proceeds derived from the IPO and unrealized gains or losses from the revaluation of the warrant liability.
The Company’s sponsor is LMFAO Sponsor, LLC, a Delaware limited liability company (“Sponsor”). The registration statement for the Company’s IPO was declared effective on January 25, 2021 (the “IPO Effective Date”). On January 28, 2021, the Company consummated the IPO of 10,350,000 units (the “Units” and, with respect to the shares of Class A common stock included in the Units sold, the “Public Shares”), at $10.00 per Unit, generating gross proceeds of $103,500,000, which is described in Note 5.
Simultaneously with the closing of the IPO, the Company consummated the sale of 5,738,000 warrants (the “Private Placement Warrants”) at a price of $1.00 per Private Placement Warrant in a private placement to LMFAO Sponsor LLC, a Florida limited liability company (the “Sponsor”), generating gross proceeds of $5,738,000, which is described in Note 6.
Transaction costs for the IPO amounted to $6,211,902 consisting of $2,070,000 of underwriting discount, $3,622,500 of deferred underwriting fee, the fair value of the shares issued to the underwriters of $1,000 deemed as underwriters’ compensation, and $518,402 of other offering costs. In addition, $974,009 of cash was held outside of the Trust Account (as defined below) as of the date of the IPO and became available for working capital purposes at such time.
Following the closing of the IPO on January 28, 2021, an amount of $105,570,000 ($10.20 per Unit) from the net proceeds of the sale of the Units in the IPO and the sale of the Private Placement Warrants was placed in a trust account (“Trust Account”) and invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 180 days or less or in any open-ended investment company that holds itself out as a money market fund meeting the conditions of
Rule 2a-7
of the Investment Company Act, as determined by the Company. On July 29, 2022, an additional amount of
$1,035,000 was deposited into the Trust Account in order provide additional time to complete the Business Combination. Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to pay its franchise and income tax obligations (less up to $100,000 of interest to pay dissolution expenses), the proceeds from the IPO and the sale of the Private Placement Warrants and the additional amounts deposited into the Trust Account related to the extension of time to complete the Business Combination will not be released from the Trust Account until the earliest of (a) the completion of the Company’s initial Business

Combination, (b) the redemption of any Public Shares properly submitted in connection with a stockholder vote to amend the Company’s amended and restated certificate of incorporation, and (c) the redemption of the Company’s Public Shares if the Company is unable to complete the initial Business Combination within 18 months from the closing of the IPO (or up to 21 months from the closing of the IPO if the Company extends the period of time to consummate a business combination, which the Company has elected (see Proposed Business Combination), as described in more detail in the prospectus for the IPO,), subject to applicable law. The proceeds deposited in the Trust Account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the Company’s public stockholders.
Going Concern Consideration
Prior to the Business Combination, the Company incurred significant costs in pursuit of its financing and acquisition plans. In connection with the Company’s assessment of going concern considerations in accordance with Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management previously determined that if the Company was unsuccessful in consummating an initial business combination within the prescribed period of time from the closing of the IPO, the requirement that the Company cease all operations, redeem the public shares and thereafter liquidate and dissolve raises substantial doubt about the ability to continue as a going concern. While the company has agreements under the above-described PIPE Investment, Prepaid Forward Agreements, and equity line under the Common Stock Purchase Agreement in place to generate sufficient capital to fund operations over the next 12 months, the uncertainty related to market conditions may hinder the companies ability to raise capital. The accompanying financial statement has been prepared in conformity with generally accepted accounting principles in the United States of America (“GAAP”), which contemplate continuation of the Company as a going concern.

Note 1 — Description of Organization and Business Operations
LMF Acquisition Opportunities, Inc. (the “Company”) was incorporated in Delaware in October 2020 for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization, or similar business combination with one or more businesses (the “Business Combination”).
The Company has selected December 31 as its fiscal year end.
As of December 31, 2021, the Company had not yet commenced any operations. All activity for the period from October 28, 2020 (inception) through December 31, 2021 relates to the Company’s formation and the initial public offering (“IPO”) described below. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating
income in the form of interest income on cash and cash equivalents from the proceeds derived from the IPO and unrealized gains or losses from the revaluation of the warrant liability.
The registration statement for the Company’s IPO was declared effective on January 25, 2021 (the “Effective Date”). On January 28, 2021, the Company consummated the IPO of 10,350,000 units (the “Units” and, with respect to the shares of Class A common stock included in the Units sold, the “Public Shares”), at $10.00 per Unit, generating gross proceeds of $103,500,000, which is described in Note 2.
Simultaneously with the closing of the IPO, the Company consummated the sale of 5,738,000 warrants (the “Private Placement Warrants”) at a price of $1.00 per Private Placement Warrant in a private placement to LMFAO Sponsor LLC, a Florida limited liability company (the “Sponsor”), generating gross proceeds of $5,738,000, which is described in Note 4.
Transaction costs for the IPO amounted to $6,211,902 consisting of $2,070,000 of underwriting discount, $3,622,500 of deferred underwriting fee, the fair value of the shares issued to the underwriters of $1,000 deemed as underwriters’ compensation, and $518,402 of other offering costs. In addition, $974,009 of cash was held outside of the Trust Account (as defined below) as of the date of the IPO and became available for working capital purposes at such time.
Following the closing of the IPO on January 28, 2021, an amount of $105,570,000 ($10.20 per Unit) from the net proceeds of the sale of the Units in the IPO and the sale of the Private Placement Warrants was placed in a trust account (“Trust Account”) was invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 180 days or less or in any open-ended investment company that holds itself out as a money market fund meeting the conditions of
Rule 2a-7
of the Investment Company Act, as determined by the Company. Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to pay its franchise and income tax obligations (less up to $100,000 of interest to pay dissolution expenses), the proceeds from the IPO and the sale of the Private Placement Warrants will not be released from the Trust Account until the earliest of (a) the completion of the Company’s initial Business Combination, (b) the redemption of any Public Shares properly submitted in connection with a stockholder vote to amend the Company’s amended and restated certificate of incorporation, and (c) the redemption of the Company’s Public Shares if the Company is unable to complete the initial Business Combination within 18 months from the closing of the IPO (or up to 21 months from the closing of the IPO if the Company extends the period of time to consummate a business combination, as described in more detail in the prospectus for the IPO), subject to applicable law. The proceeds deposited in the Trust Account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the Company’s public stockholders.